Royalty, Stream and Other Interests (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of net assets by agreement
The following table summarizes the carrying values of the Company’s royalty, stream and other interests as at December 31, 2020:

	Cost			Accumulated depletion			Carrying amount
	Balance – January 1, 2020	Additions	Balance – December 31, 2020	Balance – January 1, 2020	Depletion	Balance – December 31, 2020	Balance – December 31, 2020
Stream interests
Blyvoor Gold Stream	37,000	—	37,000	—	—	—	37,000
Woodlawn Silver Stream	19,000	—	19,000	(35)	(367)	(402)	18,598
Mercedes and South Arturo Silver Stream	20,086	—	20,086	(7,078)	(2,581)	(9,659)	10,427
Bonikro Gold Stream	—	35,011	35,011	—	(4,083)	(4,083)	30,928
Total – Stream interests	76,086	35,011	111,097	(7,113)	(7,031)	(14,144)	96,953

Royalty and other interests
RDM Gold Royalty	—	5,817	5,817	—	(699)	(699)	5,118
Gualcamayo Gold Royalty	—	39,634	39,634	—	—	—	39,634
Suruca Gold Royalty	—	12,512	12,512	—	—	—	12,512
Troilus Gold Royalty	—	8,575	8,575	—	—	—	8,575
Moss Gold Royalty	—	9,086	9,086	—	(139)	(139)	8,947
Robertson Gold Royalty	—	34,665	34,665	—	—	—	34,665
Blackwater Gold Royalty	—	1,519	1,519	—	—	—	1,519
Total – Royalty and other interests	—	111,808	111,808	—	(838)	(838)	110,970

	76,086	146,819	222,905	(7,113)	(7,869)	(14,982)	207,923

The following table summarizes the carrying values of the Company’s stream interests as at December 31, 2019:

	Cost			Accumulated depletion			Carrying amount
	Balance – January 1, 2019	Additions	Balance – December 31, 2019	Balance – January 1, 2019	Depletion	Balance – December 31, 2019	Balance – December 31, 2019
Stream interests
Blyvoor Gold Stream	—	37,000	37,000	—	—	—	37,000
Woodlawn Silver Stream	16,000	3,000	19,000	—	(35)	(35)	18,965
Mercedes and South Arturo Silver Stream	10,086	10,000	20,086	(4,522)	(2,556)	(7,078)	13,008
Total – Stream interests	26,086	50,000	76,086	(4,522)	(2,591)	(7,113)	68,973
The following table summarizes the royalty, stream and other interests, as at December 31, 2020 and December 31, 2019, based on the jurisdictions of the mining properties and type of underlying agreement:

	As at December 31, 2020
	Gold Streams	Silver Streams	Royalties	Total
	$	$		$	%

North America	—	10,427	53,706	64,133	31%
South America	—	—	57,264	57,264	28%
Africa	67,928	—	—	67,928	33%
Australia	—	18,598	—	18,598	9%
	67,928	29,025	110,970	207,923	100%

	As at December 31, 2019
	Gold Streams	Silver Streams	Total
	$	$	$	%

North America	—	13,008	13,008	19%
Africa	37,000	—	37,000	54%
Australia	—	18,965	18,965	27%
	37,000	31,973	68,973	100%

Schedule of consideration paid and allocation to net assets acquired	The consideration paid and the allocation to the net assets acquired are summarized as follows:

	Troilus Gold Royalty	Moss Gold Royalty	Robertson Gold Royalty	Blackwater Gold Royalty
Consideration paid for the acquisitions:	$	$	$	$
5,769,231 common shares issued to private vendor(1)(2)	6,456	—	—	—
7,399,970 common shares issued to acquire Valkyrie Royalty Inc. (2)	—	8,906	—	—
39,994,252 common shares issued to acquire Coral Gold Resources Ltd.(2)	—	—	37,603	—
791,854 common shares issued to private vendor(2)	—	—	—	628
2,884,616 share purchase warrants issued to private vendor(1)	209	—	—	—
19,997,118 share purchase warrants issued to acquire Coral Gold Resources Ltd.(3)	—	—	2,629	—
Cash	1,869	—	1,909	861
Nomad’s transaction costs	41	366	531	30

	8,575	9,272	42,672	1,519

Net assets acquired:
Cash acquired	—	77	8,118	—
Other net assets acquired (net liabilities assumed)	—	109	(111)	—
Royalty interests	8,575	9,086	34,665	1,519

	8,575	9,272	42,672	1,519
(1)The purchase price was satisfied by the issuance of 5,769,231 units of the Company. Each unit consisted of one common share and one-half of one common share purchase warrant of Nomad. The share purchase warrants entitle the holders to purchase one common share of the Company at a price of CAD $1.75 per common share for a period of 2 years. The warrants are callable by the Company if the daily volume weighted average trading price of the common shares on the TSX exceeds CAD $2.19 for a period of 20 consecutive trading days. The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model and adjusted to reflect the impact of the callable option by the Company based on the following weighted average assumptions: risk-free interest rate of 0.3%, average projected volatility of 49%, dividend yield of 1.3%, average expected life of warrants of 2 years for a fair value of the share options of CAD $0.10 per share purchase warrant.
(2)The fair value of the consideration paid in common shares is calculated with reference to the closing price of the Company's common shares on the TSX on the business day prior to the date of the issuance.
(3)The share purchase warrants entitle the holders to purchase one common share of the Company at a price of CAD $1.71 per common share for a period of 2 years. The warrants are callable by the Company if the daily volume weighted average trading price of the common shares on the TSX exceeds the warrants exercise price by 25% for a period of 20 consecutive trading days starting one year from the acquisition. The fair value was estimated using the Black-Scholes option pricing model and adjusted to reflect the impact of the callable option by the Company based on the following weighted average assumptions: risk-free interest rate of 0.27%, average projected volatility of 49%, dividend yield of 1.63%, average expected life of warrants of 2 years for a fair value of the share options of CAD $0.17 per share purchase warrant.
Schedule of observed gold price based on the average LBMA Gold Price PM
The Robertson Gold Royalty consists of a 1.00% to 2.25% sliding scale NSR royalty on the Robertson property and is determined based on the observed gold price during each quarterly period of production based on the average LBMA Gold Price PM, as follows:

Average gold price during the quarter ($/ounce)	Applicable NSR royalty rate
Up to and including $1,200	1.00%
$1,200.01 to $1,400	1.25%
$1,400.01 to $1,600	1.50%
$1,600.01 to $1,800	1.75%
$1,800.01 to $2,000	2.00%
Over $2,000	2.25%